Quarterly Holdings Report
for
Fidelity Freedom® Blend Funds
Fidelity Freedom® Blend 2050 Fund
December 31, 2021
FBF-Y50-NPRT3-0322
1.9892478.103
Domestic Equity Funds - 50.9%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	6,844,641	112,594,342
Fidelity Series Commodity Strategy Fund (a)	5,116,113	20,924,903
Fidelity Series Large Cap Growth Index Fund (a)	3,687,844	71,359,777
Fidelity Series Large Cap Stock Fund (a)	4,177,891	79,338,158
Fidelity Series Large Cap Value Index Fund (a)	9,758,663	151,844,805
Fidelity Series Small Cap Opportunities Fund (a)	2,547,216	38,004,465
Fidelity Series Value Discovery Fund (a)	3,390,067	56,173,410
TOTAL DOMESTIC EQUITY FUNDS (Cost $449,144,403)		530,239,860

International Equity Funds - 42.1%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	2,100,399	30,518,800
Fidelity Series Emerging Markets Fund (a)	1,424,207	14,968,411
Fidelity Series Emerging Markets Opportunities Fund (a)	6,405,451	134,642,582
Fidelity Series International Growth Fund (a)	3,598,475	68,802,846
Fidelity Series International Index Fund (a)	2,358,302	28,889,200
Fidelity Series International Small Cap Fund (a)	1,100,137	23,531,936
Fidelity Series International Value Fund (a)	6,162,996	68,840,662
Fidelity Series Overseas Fund (a)	4,777,231	68,792,129
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $395,012,627)		438,986,566

Bond Funds - 7.0%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	207,644	2,086,820
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	825,826	8,365,621
Fidelity Series Corporate Bond Fund (a)	44,082	485,347
Fidelity Series Emerging Markets Debt Fund (a)	602,966	5,468,904
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	193,300	1,824,749
Fidelity Series Floating Rate High Income Fund (a)	111,589	1,033,317
Fidelity Series Government Bond Index Fund (a)	61,096	646,393
Fidelity Series High Income Fund (a)	666,894	6,362,167
Fidelity Series Investment Grade Bond Fund (a)	59,334	689,459
Fidelity Series Investment Grade Securitized Fund (a)	46,407	477,524
Fidelity Series Long-Term Treasury Bond Index Fund (a)	4,905,063	41,791,138
Fidelity Series Real Estate Income Fund (a)	336,519	3,947,371
TOTAL BOND FUNDS (Cost $73,343,562)		73,178,810

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $917,500,592)	1,042,405,236
NET OTHER ASSETS (LIABILITIES) - 0.0%	(11,567)
NET ASSETS - 100.0%	1,042,393,669

Legend

(a)	Affiliated Fund

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.08%	49	100,234	100,283	-	-	-	-	0.0%
Total	49	100,234	100,283	-	-	-	-

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	4,475,934	2,372,968	16,254	(14,263)	(1,883)	2,086,820
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	-	8,869,153	544,075	45,288	(150)	40,693	8,365,621
Fidelity Series Blue Chip Growth Fund	80,914,353	56,730,564	19,462,166	21,904,299	(223,204)	(5,365,205)	112,594,342
Fidelity Series Canada Fund	17,794,580	11,214,536	1,266,711	645,615	(23,408)	2,799,803	30,518,800
Fidelity Series Commodity Strategy Fund	20,416,512	15,399,617	10,816,848	8,094,574	(1,342,262)	(2,732,116)	20,924,903
Fidelity Series Corporate Bond Fund	80,602	527,611	122,070	4,072	(936)	140	485,347
Fidelity Series Emerging Markets Debt Fund	4,023,620	1,870,046	384,559	169,037	(15,862)	(24,341)	5,468,904
Fidelity Series Emerging Markets Debt Local Currency Fund	1,344,896	660,137	61,953	69,028	(4,094)	(114,237)	1,824,749
Fidelity Series Emerging Markets Fund	11,700,406	6,077,647	1,309,896	480,531	(29,882)	(1,469,864)	14,968,411
Fidelity Series Emerging Markets Opportunities Fund	105,187,298	67,213,476	12,375,767	15,112,589	(292,133)	(25,090,292)	134,642,582
Fidelity Series Floating Rate High Income Fund	810,590	380,432	164,189	32,911	(417)	6,901	1,033,317
Fidelity Series Government Bond Index Fund	98,867	877,311	325,680	1,660	(3,904)	(201)	646,393
Fidelity Series Government Money Market Fund 0.08%	1,906,155	325,129	2,231,284	391	-	-	-
Fidelity Series High Income Fund	4,669,173	2,129,046	516,691	242,322	(4,950)	85,589	6,362,167
Fidelity Series Inflation-Protected Bond Index Fund	14,695,662	5,270,989	20,584,223	206,210	1,232,879	(615,307)	-
Fidelity Series International Growth Fund	43,843,148	26,227,578	3,625,364	5,231,259	92,275	2,265,209	68,802,846
Fidelity Series International Index Fund	18,271,049	10,306,365	511,632	694,494	5,147	818,271	28,889,200
Fidelity Series International Small Cap Fund	15,675,110	8,290,564	690,528	2,712,446	(11,629)	268,419	23,531,936
Fidelity Series International Value Fund	43,744,401	27,265,782	3,252,365	3,284,577	(61,704)	1,144,548	68,840,662
Fidelity Series Investment Grade Bond Fund	110,871	978,233	395,792	4,933	(2,928)	(925)	689,459
Fidelity Series Investment Grade Securitized Fund	77,287	507,764	106,948	1,155	(1,185)	606	477,524
Fidelity Series Large Cap Growth Index Fund	51,079,832	19,789,052	12,097,534	2,081,145	408,065	12,180,362	71,359,777
Fidelity Series Large Cap Stock Fund	55,797,787	29,131,983	6,982,531	6,550,492	(100,441)	1,491,360	79,338,158
Fidelity Series Large Cap Value Index Fund	106,585,865	49,191,572	10,493,792	8,820,990	(147,514)	6,708,674	151,844,805
Fidelity Series Long-Term Treasury Bond Index Fund	20,129,746	23,597,880	3,782,497	552,982	(419,765)	2,265,774	41,791,138
Fidelity Series Overseas Fund	43,835,536	22,623,437	4,471,409	1,935,243	29,689	6,774,876	68,792,129
Fidelity Series Real Estate Income Fund	2,797,229	1,169,488	204,370	131,765	(73)	185,097	3,947,371
Fidelity Series Short-Term Credit Fund	940,434	231,823	1,171,893	4,948	11,408	(11,772)	-
Fidelity Series Small Cap Opportunities Fund	26,948,239	19,546,027	3,466,972	8,856,358	(195,150)	(4,827,679)	38,004,465
Fidelity Series Treasury Bill Index Fund	3,028,772	782,693	3,811,465	612	524	(524)	-
Fidelity Series Value Discovery Fund	39,382,723	20,828,662	5,504,616	4,471,306	(90,780)	1,557,421	56,173,410
	735,890,743	442,490,531	133,108,788	92,359,486	(1,206,647)	(1,660,603)	1,042,405,236

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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